PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT
Property and Equipment
NOTE 3 – PROPERTY AND EQUIPMENT

Equipment consists of the following:

	December 31,	December 31,
	2015	2014
Furniture and Fixtures	$219,871	$219,871
Equipment	18,588	16,155
	238,459	236,026
Less: Accumulated depreciation	230,621	161,205
	$7,838	$74,821

Depreciation of property and equipment was $69,415 and $69,253, respectively, for the years ended December 31, 2015 and 2014.